Notes to the consolidated statements of income (Tables)	9 Months Ended
Sep. 30, 2023
Notes to the consolidated statements of income
Schedule of revenue

Revenue

in € THOUS

	Revenue from	Revenue from
	contracts with	insurance	Revenue from
	customers	contracts	lease contracts	Total

	For the three months ended September 30, 2023
Health care services	3,781,890	145,479	—	3,927,369
Health care products	988,559	—	20,309	1,008,868
Total	4,770,449	145,479	20,309	4,936,237

	For the three months ended September 30, 2022
Health care services	3,973,255	109,145	—	4,082,400
Health care products	989,256	—	24,510	1,013,766
Total	4,962,511	109,145	24,510	5,096,166

	For the nine months ended September 30, 2023
Health care services	11,026,027	442,701	—	11,468,728
Health care products	2,952,592	—	44,411	2,997,003
Total	13,978,619	442,701	44,411	14,465,731

	For the nine months ended September 30, 2022
Health care services	11,106,053	365,074	—	11,471,127
Health care products	2,850,964	—	79,124	2,930,088
Total	13,957,017	365,074	79,124	14,401,215

Schedule of disaggregation of revenue by categories

Disaggregation of revenue by categories

in € THOUS

	For the three months ended September 30,		For the nine months ended September 30,
	2023	2022	2023	2022
Care Delivery
US	3,221,467	3,317,284	9,344,058	9,313,517
International	752,801	813,449	2,258,299	2,286,187
Total (1)	3,974,268	4,130,733	11,602,357	11,599,704

Care Enablement
Total (including inter-segment revenues) (1)	1,330,023	1,375,919	3,965,292	3,961,485
Inter-segment eliminations	(368,054)	(410,486)	(1,101,918)	(1,159,974)
Total Care Enablement revenue external customers	961,969	965,433	2,863,374	2,801,511
Total	4,936,237	5,096,166	14,465,731	14,401,215

(1)	For further information on segment revenues, see note 13.

Schedule of amounts included in other operating income

Other operating income

in € THOUS

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2023	2022	2023	2022
Foreign exchange gains	42,756	72,539	168,737	267,691
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	638	3,220	26,212	25,036
Revaluation of certain investments	1,382	—	16,350	—
Other	19,836	82,265	46,614	104,541
Other operating income	64,612	158,024	257,913	397,268

Schedule of amounts included in other operating expense

Other operating expense

in € THOUS

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2023	2022	2023	2022
Foreign exchange losses	39,691	82,013	194,105	284,399
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	1,479	199	20,148	20,703
Revaluation of certain investments	—	989	—	79,372
Expenses from strategic transactions and programs	66,460	90,696	181,913	94,392
Other	37,555	41,463	76,560	83,823
Other operating expense	145,185	215,360	472,726	562,689

Schedule of expenses from strategic transactions and programs

Expenses from strategic transactions and programs

in € THOUS

	For the three months		For the nine months
	ended September 30,		ended September 30,
	2023	2022	2023	2022
Derecognition of capitalized development costs and termination costs(1)	11	—	58,298	—
Legacy Portfolio Optimization	11	—	58,298	—
Impairment of intangible and tangible assets(2)	5,842	66,865	43,290	70,561
Legacy Portfolio Optimization	(167)	—	34,883	—
FME25 Program	6,009	102	8,407	3,798
InterWell Health	—	66,763	—	66,763
Impairment resulting from the measurement of assets held for sale	52,473	—	64,365	—
Legacy Portfolio Optimization	52,473	—	52,473	—
FME25 Program	—	—	11,892	—
Other(3)	8,133	23,831	15,960	23,831
Legacy Portfolio Optimization	1,775	—	2,899	—
Legal Form Conversion Costs	6,358	—	13,061	—
InterWell Health transaction-related costs	—	23,831	—	23,831
Expenses from strategic transactions and programs	66,460	90,696	181,913	94,392

(1)	Primarily research and development expense.
(2)	For the three months ended September 30, 2023 and 2022, the amounts relate primarily to cost of revenues. For the nine months ended September 30, 2023 and 2022, the amounts relate primarily to research and development expense and cost of revenues, respectively.
(3)	Primarily selling, general and administrative expense.

Schedule of reconciliation of basic and diluted earnings per share

Reconciliation of basic and diluted earnings per share

in € THOUS, except share and per share data

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2023	2022	2023	2022
Numerator:
Net income attributable to shareholders of FMC AG & Co. KGaA	84,351	230,100	311,072	534,601

Denominators:
Weighted average number of shares outstanding	293,413,449	293,413,449	293,413,449	293,190,145
Potentially dilutive shares	—	—	—	—

Basic earnings per share	0.29	0.78	1.06	1.82
Diluted earnings per share	0.29	0.78	1.06	1.82